10-Q Stockholders' Deficit - Schedule of Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate, minimum (as a percent)	3.53%	1.62%	1.43%	0.66%
Risk-free interest rate, maximum (as a percent)	4.27%	2.93%	4.08%	1.26%
Expected term (years)	6 years 3 months	6 years 3 months		6 years 3 months
Expected volatility, minimum (as a percent)	71.52%		71.65%
Expected volatility, maximum (as a percent)	71.65%		73.53%
Expected volatility (as a percent)		73.03%		73.03%
Expected dividends	0.00%	0.00%	0.00%	0.00%